Leases (Details) - Schedule of Maturities of Lease Liabilities $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 1,101
2025	218
2026	195
2027	165
2028	39
Total operating lease payments	1,718
Less: imputed interest	95
Present value of lease liabilities	$ 1,623